Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of Awards
As part of Upstart’s annual performance and compensation review process, the compensation committee approves stock option and RSU awards to our Named Executive Officers on a predetermined schedule. The compensation committee does not take material non-public
information into account when determining the timing and terms of stock option awards, except that if the Company determines that it is in possession of material non-public
information on an anticipated grant date, the compensation committee expects to defer the grant until a date on which the Company is not in possession of material non-public
information. In addition, the compensation committee does not time the release of material non-public
information for the purpose of affecting the value of executive compensation.

Award Timing MNPI Considered	false